[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]


                                                              October 12, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

         Re: Fiduciary/Claymore MLP Opportunity Fund N-2 Filing
             --------------------------------------------------
Ladies and Gentlemen:

         On behalf of Fiduciary/Claymore MLP Opportunity Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 filed therewith (the "Registration Statement").

         A fee of $126.70 to cover the registration fee under the Securities Act has been paid.

         If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570.



Very truly yours,

                                             /s/ Thomas A. Hale
                                             --------------------------
                                             Thomas A. Hale

Enclosure